Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of employee benefits expenses
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Wages and salaries	115,630	128,809	107,128
Legal bonuses	17,413	16,837	15,156
Vacations	16,301	15,461	14,305
Workers ‘profit sharing, note 15	9,513	15,169	15,712
Social contributions	26,085	25,468	21,523
Long-term compensation, note 15	5,759	6,523	9,495
Cessation payments	858	2,044	3,524
Training	476	860	2,344
Others	344	1,191	1,370

	192,379	212,362	190,557

Schedule of allocation of employee benefits expenses
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Cost of sales, note 20	89,805	101,185	84,190
Administrative expenses, note 21	76,291	84,359	84,660
Selling and distribution expenses, note 22	26,283	26,818	21,707

	192,379	212,362	190,557